Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Cash and cash equivalents
18. Cash and cash equivalents

	2023 $m	2022 $m

Cash at bank and in hand	179	165

Short-term deposits	632	421

Money market funds	375	360

Repurchase agreements	136	30

Cash and cash equivalents as recorded in the Group statement of financial position	1,322	976

Bank overdrafts	(44)	(55)

Cash and cash equivalents as recorded in the Group statement of cash flows	1,278	921
Cash at bank and in hand includes bank balances of $51m (2022: $86m) which are matched by bank overdrafts of $44m (2022: $55m) under the Group’s cash pooling arrangements. Under these arrangements, each pool contains a number of bank accounts with the same financial institution and the Group pays interest on net overdraft balances within each pool. The cash pools are used for day-to-day
cash management purposes and are managed as closely as possible to a zero balance on a net basis for each pool. Overseas subsidiaries are typically in a cash-positive position with the matching overdrafts held by the Group’s central treasury company in the UK. Accordingly, bank overdrafts are included within cash and cash equivalents for the purposes of the cash flow statement.
Cash and cash equivalents with restrictions on use

	2023 $m	2022 $m

Countries with restrictions on repatriation	30	24

Capital expenditure under lease agreements	14	11

Other restrictions	12	12

	56	47
Details of the credit risk on cash and cash equivalents is included in note 24.